Events after the Reporting Period - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 27, 2019	Jan. 31, 2019	Feb. 19, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [Line Items]
Aggregate price of common shares repurchased and cancelled				$ 76.7	$ 14.4
Dividend transaction [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends payable declared date	Feb. 27, 2019
Dividends payable amount per share	$ 0.145
Dividend payable date	Apr. 15, 2019
Dividends payable record date	Mar. 29, 2019
Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Agreement expiry date		Jun. 27, 2023
Interest rate swap agreement, Amount		$ 160.0
Interest rate swap agreement, Fixed Interest rate		2.295%
Interest rate swap, description		The swap agreement has the effect of converting the variable interest rate on $160.0 of the Company’s revolving credit facility into a fixed rate of 2.295%, plus an applicable basis points spread.
Events after reporting period [member] | Normal Course Issuer Bid (NCIB) [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of Common shares repurchased and cancelled			195,064
Average price of common shares repurchased and cancelled			$ 30.63
Aggregate price of common shares repurchased and cancelled			$ 6.0